Equity Investments - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jan. 31, 2011 Chengdu Seasky CNY	Dec. 31, 2011 Chengdu Seasky CNY	Dec. 31, 2010 Chengdu Seasky CNY	Jan. 31, 2010 Chengdu Seasky	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2011 Ye Net CNY	Dec. 31, 2010 Ye Net CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2011 Zhizhu Network CNY	Dec. 31, 2010 Zhizhu Network CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2011 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2010 Unknown Worlds CNY
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Aggregate Cost		10,803,330	27,000,000			0	0		20,735,000	0	0	15,000,000	0	27,000,000	27,000,000	10,803,330	10,803,330	0
Ownership Percentage Acquired							40.00%	20.00%	20.00%			30.00%			20.00%		40.00%
Equity interest transfered, percentage					40.00%
Cash received from disposal of equity investment	$ 1,578,433	9,934,500	0	0	9,934,500